Changes in financial assets at fair value through other comprehensive income (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	₩ 0
Effect of change in accounting policy	471,903	[1]
Acquisition	0
Disposal	(1)
Valuation	(75,077)
Impairment	0
Others	2,670
Ending Balance	399,495
Listed equity securities
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	0
Effect of change in accounting policy	274,453	[1]
Acquisition	0
Disposal	(1)
Valuation	(63,007)
Impairment	0
Others	(1,389)
Ending Balance	210,056
Unlisted equity securities
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	0
Effect of change in accounting policy	197,450	[1]
Acquisition	0
Disposal	0
Valuation	(12,070)
Impairment	0
Others	4,059
Ending Balance	189,439	[2]
Current Financial assets at fair value through profit or loss, category
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	0
Effect of change in accounting policy	0	[1]
Acquisition	0
Disposal	0
Valuation	0
Impairment	0
Others	0
Ending Balance	0
Non-Current Financial assets at fair value through profit or loss, category
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	0
Effect of change in accounting policy	471,903	[1]
Acquisition	0
Disposal	(1)
Valuation	(75,077)
Impairment	0
Others	2,670
Ending Balance	₩ 399,495

[1]	As described in note 2.(5), these financial assets were classified as available-for-sale as of December 31, 2017.
[2]	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.